Filed pursuant to Rule 497(e)
File Nos. 333-148624 and 811-22167
ALLIANZ FUNDS MULTI-STRATEGY TRUST
Supplement Dated January 6, 2012
to the Statutory Prospectus for Class A, C and R Shares of Allianz Funds Multi-Strategy Trust,
to the Statutory Prospectus for Institutional Class, Administrative Class, Class P and D Shares of Allianz
Funds Multi-Strategy Trust,
Each dated April 1, 2011 (as revised December 29, 2011)
Disclosure Relating to the Allianz Global Investors Solutions 2050 Fund (the “Fund”)
Effective December 19, 2011, the Fund’s benchmark was changed to the Dow Jones Real Return 2050. The Fund’s Statutory Prospectuses are hereby amended to include the information set forth below:
The most recent return information for the Fund’s Class A shares for the year ended December 31, 2011 was -5.38%.
The most recent return information for the Fund’s Institutional Class shares for the year ended December 31, 2011 was -5.05%.
The 1 year and since inception (12/29/08) returns for the Dow Jones Real Return 2050 Index for the period ending December 31, 2010 were 16.15% and 25.00%, respectively.
The Dow Jones Real Return 2050 Index incepted on 12/31/2009. Accordingly, Dow Jones Real Return 40+ Index performance is used for periods prior to 12/31/2009.
The section entitled “Additional Performance Information — Index Description” is hereby amended to included the information set forth below.
The Dow Jones Real Return 40+ and Dow Jones Real Return 2050 Indices are each a composite of other indexes. The sub-indexes represent traditional stocks and bonds in addition to real return assets such as inflation-linked bonds, commodities and real estate securities that are considered to potentially counterbalance inflation. The component asset classes are weighted within each index to reflect a targeted level of risk at the beginning and end of the investment horizon. Over time, the weights are adjusted based on predetermined formulas to systematically reduce the level of potential risk as the index’s maturity date approaches. It is not possible to invest directly in an index.